Leases (Tables)	12 Months Ended
Feb. 01, 2015
Future Minimum Lease Payments

At February 1, 2015 future minimum lease payments, including any periods covered by renewal options we are reasonably assured of exercising (including the sale/leaseback transactions described below), are:

2015	2016	2017	2018	2019	THEREAFTER	TOTAL
$63,282	$62,142	$60,937	$57,239	$51,790	$366,670	$662,060

Future Minimum Principal and Interest Payments	Future minimum principal and interest payments due to us under these notes are as follows:

2015	2016	2017	2018	2019	THEREAFTER	TOTAL
$489	$489	$489	$489	$489	$937	$3,382

Equipment [Member]
Future Minimum Lease Payments	At February 1, 2015, we also had lease commitments on equipment as follows:

2015	2016	2017	2018	2019	THEREAFTER	TOTAL
$778	$336	$107	$2	$—	$—	$1,223